FINANCIAL STATEMENT DETAILS - Other (Expense) Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest income		$ 46,203	$ 66,413	$ 53,601
Loss related to the allocation of a disputed gain on a real estate transaction	$ (32,600)	(19,189)	0	0
Net (downward) upward adjustments to the carrying value of equity securities without readily determinable fair values and net gains (losses) on sales of investments and businesses (including unrealized losses on investments)		(17,675)	10,373	(17,988)
People Inc. Credit Agreement amendment costs		(573)	(3,453)	0
Increase in the estimated fair value of a warrant		0	20,393	2,832
Other		7,370	4,501	7,780
Other income, net		16,136	98,227	46,225
Upward (downward) adjustments to the carrying value of equity securities without readily determinable fair values		$ (29,200)	(32,300)	$ (20,200)
Gain on sale of assets			$ 29,200